Other non-operating expense (income) (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-operating expense [Line Items]
Income from investor arrangements	$ (4,000)	$ 0	$ 0